INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES

3.	INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2017
AVAILABLE FOR SALE
Corporate debt securities	$92,576	$144	$(84)	$92,636
Foreign debt securities [1]	14,474	12	—	14,486
Obligations of states and political subdivisions	1,330	—	(3)	1,327

Total	$108,380	$156	$(87)	$108,449

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2017
HELD TO MATURITY
U.S. government agency securities	$625	$6	$—	$631
Corporate debt securities	2,698	91	—	2,789
Obligations of states and political subdivisions	5,355	41	(1)	5,395

Total	$8,678	$138	$(1)	$8,815

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
AVAILABLE FOR SALE
Corporate debt securities	$96,742	$150	$(40)	$96,852
Foreign debt securities [1]	8,780	5	(2)	8,783
Obligations of states and political subdivisions	2,034	7	—	2,041

Total	$107,556	$162	$(42)	$107,676

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
HELD TO MATURITY
U.S. government agency securities	$625	$5	$—	$630
Corporate debt securities	3,543	228	—	3,771
Obligations of states and political subdivisions	5,355	234	—	5,589

Total	$9,523	$467	$—	$9,990

In fiscal years 2017, 2016 and 2015, the Company recorded gross realized investment security gains of $0, $31 thousand and $0, respectively, and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2017, 2016, and 2015 were $0, $6.4 million, and $0, respectively.

The amortized cost and fair values of investment securities at June 30, 2017, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$39,588	$64,272	$4,520	$—	$108,380
Fair value	39,597	64,293	4,559	—	108,449
Weighted average yield	1.69%	1.92%	2.18%	—%	1.85%
HELD TO MATURITY
Amortized cost	$2,480	$3,368	$2,205	$625	$8,678
Fair value	2,512	3,454	2,232	631	8,815
Weighted average yield	4.73%	3.81%	3.39%	2.50%	3.87%

At June 30, 2017, investment securities with amortized costs of $4.1 million, and fair values of $4.2 million, were pledged to secure borrowings with the Federal Home Loan Bank. At June 30, 2016, investment securities with amortized costs of $3.5 million, and fair values of $3.7 million were pledged to secure borrowings with the Federal Home Loan Bank.